Implementation of IFRS16 Leases - reconciliation of IFRS 16 lease liabilities to IAS 17 operating lease (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	$ 8,253
Operating leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	8,253
Operating leases [member] | 2019 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	2,001
Operating leases [member] | 2020 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	1,406
Operating leases [member] | 2021 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	1,114
Operating leases [member] | 2022 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	960
Operating leases [member] | 2023 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	832
Operating leases [member] | 2024-2028 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	1,527
Operating leases [member] | 2029-2033 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	376
Operating leases [member] | Thereafter [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	39
Rigs [Member] | Operating leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	2,597
Rigs [Member] | Operating leases [member] | 2019 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	998
Rigs [Member] | Operating leases [member] | 2020 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	523
Rigs [Member] | Operating leases [member] | 2021 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	349
Rigs [Member] | Operating leases [member] | 2022 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	372
Rigs [Member] | Operating leases [member] | 2023 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	280
Rigs [Member] | Operating leases [member] | 2024-2028 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	75
Rigs [Member] | Operating leases [member] | 2029-2033 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	0
Rigs [Member] | Operating leases [member] | Thereafter [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	0
Vessels [Member] | Operating leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	3,414
Vessels [Member] | Operating leases [member] | 2019 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	662
Vessels [Member] | Operating leases [member] | 2020 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	599
Vessels [Member] | Operating leases [member] | 2021 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	534
Vessels [Member] | Operating leases [member] | 2022 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	384
Vessels [Member] | Operating leases [member] | 2023 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	316
Vessels [Member] | Operating leases [member] | 2024-2028 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	789
Vessels [Member] | Operating leases [member] | 2029-2033 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	131
Vessels [Member] | Operating leases [member] | Thereafter [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	0
Land and buildings [member] | Operating leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	1,558
Land and buildings [member] | Operating leases [member] | 2019 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	143
Land and buildings [member] | Operating leases [member] | 2020 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	141
Land and buildings [member] | Operating leases [member] | 2021 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	140
Land and buildings [member] | Operating leases [member] | 2022 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	136
Land and buildings [member] | Operating leases [member] | 2023 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	198
Land and buildings [member] | Operating leases [member] | 2024-2028 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	544
Land and buildings [member] | Operating leases [member] | 2029-2033 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	223
Land and buildings [member] | Operating leases [member] | Thereafter [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	32
Storage [Member] | Operating leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	322
Storage [Member] | Operating leases [member] | 2019 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	83
Storage [Member] | Operating leases [member] | 2020 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	60
Storage [Member] | Operating leases [member] | 2021 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	41
Storage [Member] | Operating leases [member] | 2022 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	40
Storage [Member] | Operating leases [member] | 2023 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	25
Storage [Member] | Operating leases [member] | 2024-2028 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	68
Storage [Member] | Operating leases [member] | 2029-2033 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	6
Storage [Member] | Operating leases [member] | Thereafter [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	0
Other [Member] | Operating leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	363
Other [Member] | Operating leases [member] | 2019 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	113
Other [Member] | Operating leases [member] | 2020 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	84
Other [Member] | Operating leases [member] | 2021 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	50
Other [Member] | Operating leases [member] | 2022 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	28
Other [Member] | Operating leases [member] | 2023 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	13
Other [Member] | Operating leases [member] | 2024-2028 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	50
Other [Member] | Operating leases [member] | 2029-2033 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	17
Other [Member] | Operating leases [member] | Thereafter [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total future minimum lease payments	$ 7